Inventories - Movements in Obsolescence Allowances (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventories [abstract]
Inventory obsolescence allowances, Opening balance	kr 2,412	kr 2,555	kr 2,326
Additions, net	1,319	725	1,480
Utilization	(1,210)	(981)	(1,295)
Translation difference	(91)	113	44
Balances regarding acquired/divested businesses	(5)
Inventory obsolescence allowances, Closing balance	kr 2,425	kr 2,412	kr 2,555